Stock-Based Compensation (Details 3)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	154.60%	151.00%	146.00%
Expected volatility (Minimum)				89.00%
Expected volatility (Maximum)				179.00%
Risk-free interest rate	0.86%	1.08%	0.90%
Risk-free interest rate (Minimum)				1.10%
Risk-free interest rate (Maximum)				3.70%
Expected term	5 years 3 months 7 days	5 years 21 days	5 years 2 months 4 days	8 years 4 months 8 days